Organization and Business Background	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Background

1. ORGANIZATION AND BUSINESS BACKGROUND

Agility Health & Wellness Corporation was incorporated on June 9, 2016 under the laws of the state of Nevada.

The Company, through its subsidiaries, mainly provide health services and sale of health products.

Company name	Place/date of incorporation	Principal activities

1. Agility Holding Limited	Seychelles / June 3, 2016	Investment Holding

2. Agility Holding (HK) Limited	Hong Kong / June 3, 2016	Investment Holding

3. Shenzhen Agility International Investment Consulting Limited	China/ September 12, 2016	Investment Holding

4. Dongguan DaoHe Health Consulting Limited	China/ March 16, 2016	Retail & Service

We are a development-stage company with a fiscal year end of December 31. At this moment, we operate exclusively through our wholly owned subsidiaries and share the same business plan of our subsidiaries which provide health services and sale of health products.

Agility Health & Wellness Corporation and its subsidiaries are hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

Agility Health & Wellness Corporation was incorporated on June 9, 2016 under the laws of the state of Nevada.

The Company, through its subsidiaries, mainly provide health services and sale of health products.

Company name		Place/date of incorporation	Principal activities

1.	Agility Holding Limited	Seychelles / June 3, 2016	Investment Holding

2.	Agility Holding (HK) Limited	Hong Kong / June 3, 2016	Investment Holding

3.	Shenzhen Agility International Investment Consulting Limited	China/ September 12, 2016	Investment Holding

4.	Dongguan DaoHe Health Consulting Limited	China/ March 16, 2016	Retail & Service

We are a development-stage company with a fiscal year end of December 31. At this moment, we operate exclusively through our wholly owned subsidiaries and share the same business plan of our subsidiaries which provide health services and sale of health products.

Agility Health & Wellness Corporation and its subsidiaries are hereinafter referred to as the “Company”.